Schedule of Restricted Stock Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of shares, beginning	317,586
Weighted average grant date fair value, beginning	$ 3.27
Number of shares, granted	966,801
Weighted average grant date fair value, granted	$ 0.63
Number of shares, vested	(405,542)
Weighted average grant date fair value, vested	$ 2.69
Number of Shares, Forfeited	(35,000)
Weighted average grant date fair value, forfeited	$ 2.00
Number of shares, ending	843,845	317,586
Weighted average grant date fair value, ending	$ 0.56	$ 3.27